Expenses and Financial Income and Expenses - Summary of Cost of Sales (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of expenses and financial income and expenses [abstract]
Cost of product sales	$ 311,437	R$ 1,206,757	R$ 1,085,362	R$ 1,004,917
Shipping costs	41,426	160,517	149,576	137,144
Others	5,824	22,568	12,076	2,170
Total cost of sales	$ 358,687	R$ 1,389,842	R$ 1,247,014	R$ 1,144,231